Exhibit 99.2

Ford Credit Auto Lease Trust 2013-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2013, leases with a total base residual value of $6,111,075.40 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2013. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013-	September	$976,944,437.67
	October	$957,401,243.49	$16,800,002.55	5.65%	$7,576,140.38	1.00%
	November	$943,594,199.45	$16,748,380.44	5.64%	$1,824,519.05	0.24%
	December	$929,444,032.04	$16,689,818.44	5.62%	$2,157,406.60	0.28%
2014-	January	$905,963,704.24	$16,467,449.09	5.54%	$11,639,394.50	1.53%
	February	$873,558,001.05	$16,069,643.29	5.41%	$20,845,805.83	2.74%
	March	$836,395,507.75	$15,571,585.58	5.24%	$25,939,434.11	3.41%
	April	$806,950,342.93	$15,192,388.17	5.11%	$18,416,532.75	2.42%
	May	$776,381,029.81	$14,786,479.19	4.98%	$19,800,007.16	2.60%
	June	$742,949,824.41	$14,301,231.40	4.81%	$22,995,007.65	3.02%
	July	$708,911,932.78	$13,803,329.82	4.65%	$23,933,225.40	3.15%
	August	$669,424,984.17	$13,171,023.73	4.43%	$29,845,147.46	3.93%
	September	$632,096,870.86	$12,570,892.24	4.23%	$28,090,008.83	3.69%
	October	$599,116,982.91	$12,058,340.32	4.06%	$24,068,360.25	3.17%
	November	$563,702,475.01	$11,500,506.22	3.87%	$26,896,506.93	3.54%
	December	$532,990,330.83	$11,035,208.94	3.71%	$22,483,177.95	2.96%
2015-	January	$508,320,782.93	$10,617,465.80	3.57%	$16,705,544.60	2.20%
	February	$478,925,615.59	$10,094,716.30	3.40%	$21,831,011.85	2.87%
	March	$449,013,994.85	$9,555,450.84	3.22%	$22,740,412.20	2.99%
	April	$418,946,728.24	$8,988,378.48	3.02%	$23,313,970.95	3.07%
	May	$383,049,010.80	$8,278,611.71	2.79%	$29,704,468.65	3.91%
	June	$346,118,304.02	$7,518,590.37	2.53%	$31,318,880.05	4.12%
	July	$307,736,593.11	$6,745,165.38	2.27%	$33,359,341.82	4.39%
	August	$261,777,677.91	$5,795,647.83	1.95%	$41,695,129.55	5.48%
	September	$218,171,539.59	$4,871,370.87	1.64%	$40,037,940.90	5.27%
	October	$162,306,249.21	$3,663,647.13	1.23%	$53,287,463.35	7.01%
	November	$94,387,743.37	$2,183,890.28	0.73%	$66,542,454.45	8.75%
	December	$43,413,802.96	$1,051,721.42	0.35%	$50,392,118.90	6.63%
2016-	January	$28,644,493.96	$696,110.94	0.23%	$14,289,288.35	1.88%
	February	$11,967,836.90	$291,762.54	0.10%	$16,527,442.47	2.17%
	March	$399,024.27	$9,618.75	0.00%	$11,618,788.50	1.53%
	April	$217,052.15	$5,622.80	0.00%	$178,464.10	0.02%
	May	$186,176.96	$4,796.65	0.00%	$27,288.00	0.00%
	June	$182,433.61	$4,796.65	0.00%	$0.00	0.00%
	July	$178,668.64	$4,796.65	0.00%	$0.00	0.00%
	August	$149,578.63	$4,142.89	0.00%	$25,957.00	0.00%
	September	$133,765.38	$3,643.91	0.00%	$13,031.85	0.00%
	October	$91,671.69	$2,697.65	0.00%	$40,177.00	0.01%
	November	$10,617.49	$221.99	0.00%	$81,386.00	0.01%
	December	$0.00	$0.00	0.00%	$10,675.00	0.00%
Total			$297,159,147.25	100.00%	$760,251,910.39	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,057,411,057.64

Ford Credit Auto Lease Trust 2013-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
July 2013	Car	73	43.98%	$513	1.60%	3.22%
	CUV	38	33.63%	$3,976	9.28%	20.00%
	SUV	32	39.02%	$4,159	11.52%	25.25%
	Truck	8	15.09%	$6,326	16.26%	34.19%
	Total/Average	151	36.47%	2,465	6.85%	14.35%
August 2013	Car	153	64.56%	$527	1.65%	3.14%
	CUV	89	45.41%	$4,555	11.32%	24.80%
	SUV	67	47.52%	$2,915	8.99%	18.52%
	Truck	5	7.69%	$7,829	19.15%	45.22%
	Total/Average	314	49.14%	$2,294	6.64%	13.47%
September 2013	Car	173	67.05%	$(374)	(1.16)%	(2.27)%
	CUV	83	44.39%	$3,951	9.35%	21.10%
	SUV	74	50.68%	$1,748	5.53%	10.67%
	Truck	6	13.33%	$4,991	12.71%	26.27%
	Total/Average	336	52.83%	$1,258	3.63%	7.38%